Significant Accounting Policies - Cash (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents:
Cash and cash equivalents	$ 267,668	$ 129,410	$ 65,663
Restricted Cash:
Debt repayments related to Eurobank	$ 30,000